Notes to the consolidated statements of income - Earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	€ 218,577	€ 350,972	€ 467,523	€ 633,691
Denominators:
Weighted average number of shares outstanding	292,913,910	292,733,283	292,896,096	295,287,813
Potentially dilutive shares	148,888	240,359	135,666	221,971
Basic earnings per share	€ 0.75	€ 1.20	€ 1.60	€ 2.15
Diluted earnings per share	€ 0.75	€ 1.20	€ 1.60	€ 2.14